Sales Revenue - Summary of Reconciliation of the Disaggregated Sales Revenue with the Four Reportable Segments (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		¥ 14,552,696	¥ 13,170,519	¥ 14,931,009
External customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		14,552,696	13,170,519	14,931,009
External customers [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		2,354,532	2,190,797	2,307,523
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		14,790,927	13,415,264	15,205,564
Operating segments [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		2,185,253	1,787,283	2,059,335
Operating segments [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		9,360,593	8,779,349	10,194,638
Operating segments [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		2,823,323	2,506,788	2,600,937
Operating segments [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		421,758	341,844	350,654
Operating segments [member] | External customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		13,147,538	11,838,950	13,570,587
Revenue arising from the other sources	[1]	1,405,158	1,331,569	1,360,422
Total		14,552,696	13,170,519	14,931,009
Operating segments [member] | External customers [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		2,183,176	1,784,912	2,049,900
Revenue arising from the other sources	[1]	2,077	2,371	9,435
Total		2,185,253	1,787,283	2,059,335
Operating segments [member] | External customers [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		9,130,227	8,554,631	9,956,024
Revenue arising from the other sources	[1]	17,271	12,574	3,056
Total		9,147,498	8,567,205	9,959,080
Operating segments [member] | External customers [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,435,298	1,178,005	1,239,613
Revenue arising from the other sources	[1]	1,385,369	1,316,289	1,347,352
Total		2,820,667	2,494,294	2,586,965
Operating segments [member] | External customers [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		398,837	321,402	325,050
Revenue arising from the other sources	[1]	441	335	579
Total		399,278	321,737	325,629
Operating segments [member] | External customers [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,668,249	1,596,971	1,757,682
Operating segments [member] | External customers [member] | Japan [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		105,022	88,128	77,241
Operating segments [member] | External customers [member] | Japan [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,337,860	1,321,329	1,473,552
Operating segments [member] | External customers [member] | Japan [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		146,185	128,265	130,775
Operating segments [member] | External customers [member] | Japan [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		79,182	59,249	76,114
Operating segments [member] | External customers [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		6,549,838	6,052,533	7,094,537
Operating segments [member] | External customers [member] | North America [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		230,766	197,155	203,822
Operating segments [member] | External customers [member] | North America [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		4,877,900	4,671,998	5,648,818
Operating segments [member] | External customers [member] | North America [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,289,076	1,049,739	1,108,827
Operating segments [member] | External customers [member] | North America [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		152,096	133,641	133,070
Operating segments [member] | External customers [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		600,987	500,536	556,791
Operating segments [member] | External customers [member] | Europe [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		202,254	146,948	144,392
Operating segments [member] | External customers [member] | Europe [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		319,340	290,326	359,166
Operating segments [member] | External customers [member] | Europe [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers
Operating segments [member] | External customers [member] | Europe [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		79,393	63,262	53,233
Operating segments [member] | External customers [member] | Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		3,686,238	3,227,474	3,424,384
Operating segments [member] | External customers [member] | Asia [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,307,915	1,147,539	1,329,352
Operating segments [member] | External customers [member] | Asia [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		2,314,425	2,032,469	2,048,588
Operating segments [member] | External customers [member] | Asia [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		37	1	11
Operating segments [member] | External customers [member] | Asia [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		63,861	47,465	46,433
Operating segments [member] | External customers [member] | Other regions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		642,226	461,436	737,193
Operating segments [member] | External customers [member] | Other regions [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		337,219	205,142	295,093
Operating segments [member] | External customers [member] | Other regions [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		280,702	238,509	425,900
Operating segments [member] | External customers [member] | Other regions [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers
Operating segments [member] | External customers [member] | Other regions [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		¥ 24,305	¥ 17,785	¥ 16,200

[1]	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.